Note 12 - Loss Per Share	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]
12.	Loss Per Share

Basic and diluted loss per share are calculated as follows:

	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net (loss)/ income attributable to shareholders of Santech Holdings Ltd.
-from continuing operations	(3,161)	(765)	(5,790)
-from discontinued operations	(308)	22	421
-from continuing and discontinued operations	(3,469)	(743)	(5,369)

Denominator:
Denominator for basic loss per share:
Weighted average number of ordinary shares outstanding	56,000,000	56,000,000	88,131,148
Dilutive effect of outstanding share options	-	-	-
Denominator for diluted loss per share	56,000,000	56,000,000	88,131,148

From continuing operations
Basic loss per share	(0.06)	(0.01)	(0.07)
Diluted loss per share	(0.06)	(0.01)	(0.07)

From discontinued operations
Basic loss per share	(0.01)	0.00	0.00
Diluted loss per share	(0.01)	0.00	0.00

From continuing and discontinued operations
Basic loss per share	(0.06)	(0.01)	(0.06)
Diluted loss per share	(0.06)	(0.01)	(0.06)

Potential shares of common stock for the restricted share awards which were excluded from the computation of diluted EPS because their effect would have been anti-dilutive.